Quarterly Holdings Report
for
Fidelity® International Multifactor ETF
January 31, 2025
IES-NPRT1-0425
1.9892243.105
Common Stocks - 99.4%
	Shares	Value ($)
AUSTRALIA - 5.2%
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Wesfarmers Ltd	5,575	266,369
Specialty Retail - 0.1%
JB Hi-Fi Ltd	2,499	158,229
TOTAL CONSUMER DISCRETIONARY		424,598

Financials - 2.1%
Banks - 1.3%
ANZ Group Holdings Ltd	23,010	439,473
Commonwealth Bank of Australia	9,268	928,184
		1,367,657
Insurance - 0.8%
Insurance Australia Group Ltd	50,747	291,212
Medibank Pvt Ltd	87,182	217,519
Suncorp Group Ltd	22,361	290,251
		798,982
TOTAL FINANCIALS		2,166,639

Health Care - 1.6%
Health Care Providers & Services - 0.5%
EBOS Group Ltd	27,635	624,938
Health Care Technology - 1.1%
Pro Medicus Ltd	6,381	1,108,073
TOTAL HEALTH CARE		1,733,011

Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Brambles Ltd	23,083	285,081
Materials - 0.8%
Metals & Mining - 0.8%
BHP Group Ltd	13,402	333,962
Fortescue Ltd	8,189	97,714
Rio Tinto Ltd	1,531	112,112
Rio Tinto PLC	5,095	309,639
		853,427
TOTAL AUSTRALIA		5,462,756
BELGIUM - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	2,607	510,042
CANADA - 12.6%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Quebecor Inc Class B	48,429	1,078,764
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Dollarama Inc	1,919	182,233
Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 1.4%
Loblaw Cos Ltd	5,876	738,350
Metro Inc/CN	11,736	735,885
		1,474,235
Energy - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
ARC Resources Ltd	49,734	854,742
Canadian Natural Resources Ltd	33,654	1,025,945
Imperial Oil Ltd	12,200	814,344
Pembina Pipeline Corp	23,452	849,502
		3,544,533
Financials - 3.3%
Banks - 1.4%
Canadian Imperial Bank of Commerce	8,497	537,131
Royal Bank of Canada	8,050	984,843
		1,521,974
Capital Markets - 0.7%
Brookfield Asset Management Ltd Class A	7,035	422,513
TMX Group Ltd	8,868	275,424
		697,937
Insurance - 1.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	296	399,829
Intact Financial Corp	2,051	365,590
Manulife Financial Corp	16,512	495,503
		1,260,922
TOTAL FINANCIALS		3,480,833

Industrials - 1.1%
Construction & Engineering - 0.2%
Stantec Inc	3,579	277,942
Ground Transportation - 0.5%
Canadian National Railway Co	4,689	491,549
Professional Services - 0.4%
Thomson Reuters Corp	2,311	389,722
TOTAL INDUSTRIALS		1,159,213

Information Technology - 0.6%
IT Services - 0.2%
CGI Inc Class A	2,237	264,640
Software - 0.4%
Constellation Software Inc/Canada	115	377,419
Constellation Software Inc/Canada warrants 3/31/2040 (b)(c)	40	0
		377,419
TOTAL INFORMATION TECHNOLOGY		642,059

Materials - 0.5%
Containers & Packaging - 0.2%
CCL Industries Inc Class B	3,557	177,304
Metals & Mining - 0.2%
Kinross Gold Corp	21,594	244,083
Paper & Forest Products - 0.1%
Stella-Jones Inc	2,694	130,454
TOTAL MATERIALS		551,841

Real Estate - 1.1%
Real Estate Management & Development - 1.1%
FirstService Corp Subordinate Voting Shares	6,088	1,111,078
TOTAL CANADA		13,224,789
CHINA - 0.4%
Financials - 0.4%
Banks - 0.4%
BOC Hong Kong Holdings Ltd	120,500	390,501
DENMARK - 3.0%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Pandora A/S	1,571	302,132
Consumer Staples - 0.6%
Beverages - 0.6%
Carlsberg AS Series B	6,052	636,210
Health Care - 1.9%
Health Care Equipment & Supplies - 0.4%
Coloplast AS Series B	3,209	371,049
Pharmaceuticals - 1.5%
Novo Nordisk A/S Series B	19,095	1,615,502
TOTAL HEALTH CARE		1,986,551

Materials - 0.2%
Chemicals - 0.2%
Novonesis (Novozymes) B Series B	3,407	196,118
TOTAL DENMARK		3,121,011
FINLAND - 0.8%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Orion Oyj B Shares	7,775	423,038
Industrials - 0.4%
Machinery - 0.4%
Kone Oyj B Shares	7,867	408,907
TOTAL FINLAND		831,945
FRANCE - 6.9%
Communication Services - 1.1%
Media - 1.1%
Publicis Groupe SA	11,295	1,208,810
Consumer Discretionary - 1.1%
Hotels, Restaurants & Leisure - 0.4%
La Francaise des Jeux SACA (d)(e)	5,680	216,582
Sodexo SA	2,427	179,637
		396,219
Household Durables - 0.2%
SEB SA	2,210	211,017
Textiles, Apparel & Luxury Goods - 0.5%
Hermes International SCA	199	563,515
TOTAL CONSUMER DISCRETIONARY		1,170,751

Consumer Staples - 1.0%
Personal Care Products - 1.0%
L'Oreal SA	2,799	1,043,128
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Gaztransport Et Technigaz SA	4,306	662,045
TotalEnergies SE	20,765	1,217,249
		1,879,294
Health Care - 0.4%
Pharmaceuticals - 0.4%
Ipsen SA	3,193	395,659
Industrials - 1.4%
Aerospace & Defense - 0.5%
Safran SA	2,125	529,950
Building Products - 0.4%
Cie de Saint-Gobain SA	3,911	368,268
Construction & Engineering - 0.5%
Eiffage SA	1,904	170,853
Vinci SA	3,419	371,417
		542,270
TOTAL INDUSTRIALS		1,440,488

Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	788	144,132
TOTAL FRANCE		7,282,262
GERMANY - 4.8%
Consumer Staples - 0.7%
Personal Care Products - 0.7%
Beiersdorf AG	5,222	700,009
Financials - 1.6%
Insurance - 1.6%
Allianz SE	2,800	915,137
Hannover Rueck SE	1,569	414,777
Talanx AG	4,531	386,707
		1,716,621
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Fresenius Medical Care AG	9,968	497,802
Industrials - 1.2%
Industrial Conglomerates - 0.8%
Siemens AG	3,931	847,738
Machinery - 0.2%
Knorr-Bremse AG	2,443	194,281
Trading Companies & Distributors - 0.2%
Brenntag SE	2,964	187,277
TOTAL INDUSTRIALS		1,229,296

Information Technology - 0.9%
IT Services - 0.1%
Bechtle AG	1,852	62,571
Software - 0.8%
SAP SE	3,116	869,735
TOTAL INFORMATION TECHNOLOGY		932,306

TOTAL GERMANY		5,076,034
HONG KONG - 1.2%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	3,877	156,437
Real Estate - 1.1%
Real Estate Management & Development - 1.1%
Sino Land Co Ltd	1,127,295	1,080,766
TOTAL HONG KONG		1,237,203
IRELAND - 0.5%
Consumer Staples - 0.5%
Food Products - 0.5%
Glanbia PLC	34,651	508,623
ISRAEL - 2.1%
Financials - 1.9%
Banks - 1.9%
Bank Hapoalim BM	40,757	524,418
Bank Leumi Le-Israel BM	44,349	556,612
Israel Discount Bank Ltd Class A	68,943	505,473
Mizrahi Tefahot Bank Ltd	9,562	456,225
		2,042,728
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd (Israel) (b)	441	106,292
Software - 0.1%
Nice Ltd (b)	565	94,659
TOTAL INFORMATION TECHNOLOGY		200,951

TOTAL ISRAEL		2,243,679
ITALY - 2.1%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Ferrari NV (Italy)	877	379,808
Financials - 1.0%
Banks - 0.4%
BPER Banca SPA	71,299	488,740
Insurance - 0.6%
Generali	19,300	614,539
TOTAL FINANCIALS		1,103,279

Health Care - 0.4%
Pharmaceuticals - 0.4%
Recordati Industria Chimica e Farmaceutica SpA	6,591	402,536
Information Technology - 0.1%
IT Services - 0.1%
Reply SpA	575	95,400
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	4,579	188,595
TOTAL ITALY		2,169,618
JAPAN - 20.9%
Communication Services - 3.5%
Diversified Telecommunication Services - 0.9%
Nippon Telegraph & Telephone Corp	978,700	965,111
Entertainment - 1.4%
Nintendo Co Ltd	21,700	1,433,587
Wireless Telecommunication Services - 1.2%
KDDI Corp	37,000	1,239,148
TOTAL COMMUNICATION SERVICES		3,637,846

Consumer Discretionary - 1.9%
Automobiles - 0.3%
Subaru Corp	16,500	289,829
Broadline Retail - 0.3%
J Front Retailing Co Ltd	25,400	358,323
Hotels, Restaurants & Leisure - 0.2%
McDonald's Holdings Co Japan Ltd	6,800	257,333
Household Durables - 0.6%
Sekisui House Ltd	13,700	316,998
Sumitomo Forestry Co Ltd	7,600	263,067
		580,065
Leisure Products - 0.2%
Shimano Inc	1,700	240,536
Specialty Retail - 0.3%
USS Co Ltd	32,200	289,769
TOTAL CONSUMER DISCRETIONARY		2,015,855

Consumer Staples - 1.9%
Beverages - 0.6%
Suntory Beverage & Food Ltd	19,300	601,622
Food Products - 0.6%
Toyo Suisan Kaisha Ltd	10,300	668,486
Tobacco - 0.7%
Japan Tobacco Inc	28,700	736,358
TOTAL CONSUMER STAPLES		2,006,466

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Inpex Corp	65,700	793,407
Financials - 2.6%
Banks - 0.3%
Mebuki Financial Group Inc	73,000	324,716
Capital Markets - 0.6%
Daiwa Securities Group Inc	42,000	306,761
Japan Exchange Group Inc	29,900	318,696
		625,457
Insurance - 1.7%
Japan Post Holdings Co Ltd	35,800	375,917
Ms&Ad Insurance Group Holdings Inc	18,500	388,160
Sompo Holdings Inc	17,400	489,020
Tokio Marine Holdings Inc	16,100	536,494
		1,789,591
TOTAL FINANCIALS		2,739,764

Health Care - 2.3%
Health Care Providers & Services - 0.5%
Medipal Holdings Corp	34,300	517,435
Pharmaceuticals - 1.8%
Ono Pharmaceutical Co Ltd	43,600	454,161
Otsuka Holdings Co Ltd	14,800	777,609
Shionogi & Co Ltd	45,700	675,835
		1,907,605
TOTAL HEALTH CARE		2,425,040

Industrials - 4.3%
Building Products - 0.4%
Sanwa Holdings Corp	14,100	444,353
Commercial Services & Supplies - 0.9%
Dai Nippon Printing Co Ltd	19,000	281,963
Secom Co Ltd	10,500	354,837
TOPPAN Holdings Inc	11,400	321,571
		958,371
Construction & Engineering - 0.3%
Kajima Corp	16,800	300,414
Industrial Conglomerates - 0.6%
Hikari Tsushin Inc	1,500	345,044
Sekisui Chemical Co Ltd	20,100	334,762
		679,806
Trading Companies & Distributors - 2.1%
ITOCHU Corp	11,500	533,449
Mitsubishi Corp	30,400	488,736
Mitsui & Co Ltd	24,300	484,274
Sojitz Corp	12,900	266,746
Sumitomo Corp	16,400	356,278
		2,129,483
TOTAL INDUSTRIALS		4,512,427

Information Technology - 1.7%
IT Services - 1.2%
NEC Corp	3,700	370,957
Obic Co Ltd	9,300	279,210
Otsuka Corp	12,200	275,987
TIS Inc	12,300	273,245
		1,199,399
Software - 0.3%
Trend Micro Inc/Japan	5,500	327,833
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	13,500	239,225
TOTAL INFORMATION TECHNOLOGY		1,766,457

Materials - 0.4%
Chemicals - 0.2%
Shin-Etsu Chemical Co Ltd	8,100	255,109
Paper & Forest Products - 0.2%
Oji Holdings Corp	40,100	162,497
TOTAL MATERIALS		417,606

Real Estate - 1.5%
Real Estate Management & Development - 1.5%
Daito Trust Construction Co Ltd	14,800	1,589,913
TOTAL JAPAN		21,904,781
JORDAN - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Hikma Pharmaceuticals PLC	14,567	414,857
NETHERLANDS - 3.9%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Koninklijke KPN NV	280,822	1,019,123
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Koninklijke Ahold Delhaize NV	25,884	919,168
Financials - 0.7%
Capital Markets - 0.4%
Euronext NV (d)(e)	3,535	411,946
Financial Services - 0.3%
EXOR NV	3,518	335,542
TOTAL FINANCIALS		747,488

Industrials - 0.5%
Professional Services - 0.5%
Wolters Kluwer NV	2,924	534,217
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding NV	1,165	875,244
TOTAL NETHERLANDS		4,095,240
NORWAY - 2.2%
Consumer Staples - 0.7%
Food Products - 0.7%
Orkla ASA	84,112	783,500
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Equinor ASA	28,265	684,222
Frontline PLC (Norway) (f)	25,852	455,435
		1,139,657
Industrials - 0.4%
Aerospace & Defense - 0.4%
Kongsberg Gruppen ASA	3,540	421,503
TOTAL NORWAY		2,344,660
PORTUGAL - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Galp Energia SGPS SA	31,887	537,331
SINGAPORE - 1.9%
Financials - 0.9%
Banks - 0.5%
Oversea-Chinese Banking Corp Ltd	43,681	560,798
Capital Markets - 0.4%
Singapore Exchange Ltd	44,700	404,684
TOTAL FINANCIALS		965,482

Real Estate - 1.0%
Retail REITs - 1.0%
CapitaLand Integrated Commercial Trust	746,185	1,073,608
TOTAL SINGAPORE		2,039,090
SPAIN - 0.8%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Industria de Diseno Textil SA	7,711	422,602
Financials - 0.4%
Banks - 0.4%
CaixaBank SA	73,476	447,293
TOTAL SPAIN		869,895
SWEDEN - 3.3%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Evolution AB (d)(e)	2,715	209,553
Consumer Staples - 0.7%
Household Products - 0.7%
Essity AB B Shares	27,032	686,594
Financials - 0.9%
Financial Services - 0.9%
Industrivarden AB A Shares	10,662	380,230
Investor AB B Shares	18,990	543,118
		923,348
Health Care - 0.4%
Biotechnology - 0.4%
Swedish Orphan Biovitrum AB B Shares (b)	13,976	424,360
Industrials - 1.0%
Machinery - 1.0%
Atlas Copco AB A Shares	30,195	508,376
SKF AB B Shares	15,063	306,181
Trelleborg AB B Shares	7,598	287,862
		1,102,419
Materials - 0.1%
Paper & Forest Products - 0.1%
Holmen AB B Shares	4,459	169,500
TOTAL SWEDEN		3,515,774
SWITZERLAND - 5.8%
Financials - 1.4%
Capital Markets - 0.9%
Swissquote Group Holding SA	551	241,747
UBS Group AG	18,177	647,370
		889,117
Insurance - 0.5%
Zurich Insurance Group AG	910	554,989
TOTAL FINANCIALS		1,444,106

Health Care - 1.5%
Health Care Equipment & Supplies - 0.4%
Sonova Holding AG	1,247	438,349
Health Care Providers & Services - 0.3%
Galenica AG (d)(e)	3,784	338,999
Life Sciences Tools & Services - 0.3%
Siegfried Holding AG	282	319,251
Pharmaceuticals - 0.5%
Sandoz Group AG	9,301	446,997
TOTAL HEALTH CARE		1,543,596

Industrials - 0.7%
Building Products - 0.4%
Geberit AG	680	382,516
Electrical Equipment - 0.3%
Accelleron Industries AG	7,363	370,887
TOTAL INDUSTRIALS		753,403

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	1,224	123,310
Materials - 0.4%
Chemicals - 0.4%
EMS-Chemie Holding AG	210	149,513
Givaudan SA	51	223,927
		373,440
Real Estate - 1.8%
Real Estate Management & Development - 1.8%
PSP Swiss Property AG	12,706	1,884,806
TOTAL SWITZERLAND		6,122,661
UNITED KINGDOM - 12.2%
Communication Services - 2.1%
Interactive Media & Services - 2.1%
Auto Trader Group PLC (d)(e)	104,299	1,024,332
Rightmove PLC	145,128	1,207,121
		2,231,453
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Compass Group PLC	12,757	442,407
InterContinental Hotels Group PLC	2,787	374,695
		817,102
Consumer Staples - 3.9%
Consumer Staples Distribution & Retail - 0.7%
Tesco PLC	150,653	696,736
Food Products - 0.5%
Cranswick PLC	8,203	513,709
Personal Care Products - 1.1%
Unilever PLC	20,993	1,208,250
Tobacco - 1.6%
British American Tobacco PLC	24,616	977,854
Imperial Brands PLC	21,998	743,748
		1,721,602
TOTAL CONSUMER STAPLES		4,140,297

Financials - 2.5%
Banks - 0.6%
Standard Chartered PLC	49,665	673,887
Capital Markets - 1.4%
3i Group PLC	13,584	658,949
IG Group Holdings PLC	32,955	417,263
Man Group Plc/Jersey	128,058	341,786
		1,417,998
Insurance - 0.5%
Beazley PLC	46,963	489,005
TOTAL FINANCIALS		2,580,890

Health Care - 1.4%
Pharmaceuticals - 1.4%
Astrazeneca PLC	10,145	1,429,987
Industrials - 1.4%
Aerospace & Defense - 0.8%
BAE Systems PLC	21,494	326,898
Rolls-Royce Holdings PLC (b)	58,682	441,867
		768,765
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	30,500	153,447
Professional Services - 0.5%
RELX PLC	10,963	548,289
TOTAL INDUSTRIALS		1,470,501

Information Technology - 0.1%
Software - 0.1%
Sage Group PLC/The	7,919	132,640
TOTAL UNITED KINGDOM		12,802,870
UNITED STATES - 7.4%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Stellantis NV (Italy)	19,378	261,112
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Shell PLC	50,292	1,673,803
Health Care - 4.3%
Pharmaceuticals - 4.3%
GSK PLC	38,357	669,630
Novartis AG	13,105	1,379,413
Roche Holding AG	4,749	1,495,748
Sanofi SA	9,041	981,211
		4,526,002
Industrials - 1.0%
Electrical Equipment - 0.7%
Schneider Electric SE	2,818	718,741
Professional Services - 0.3%
Experian PLC	7,060	351,510
TOTAL INDUSTRIALS		1,070,251

Materials - 0.3%
Construction Materials - 0.3%
Holcim AG	2,952	298,890
TOTAL UNITED STATES		7,830,058
TOTAL COMMON STOCKS (Cost $98,100,524)		104,535,680

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (i) (Cost $15,963)	4.46	16,000	15,968

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.37	463,440	463,533
Fidelity Securities Lending Cash Central Fund (j)(k)	4.37	454,416	454,461
TOTAL MONEY MARKET FUNDS (Cost $917,994)			917,994

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $99,034,481)	105,469,642
NET OTHER ASSETS (LIABILITIES) - (0.2)% (g)	(251,939)
NET ASSETS - 100.0%	105,217,703

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	6	Mar 2025	711,150	16,565	16,565

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,201,412 or 2.1% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,201,412 or 2.1% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)	Includes $10,599 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,968.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	217,770	3,481,046	3,235,283	3,019	-	-	463,533	463,440	0.0%
Fidelity Securities Lending Cash Central Fund	-	1,260,237	805,776	68	-	-	454,461	454,416	0.0%
Total	217,770	4,741,283	4,041,059	3,087	-	-	917,994	917,856

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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